LAND USE RIGHT, NET	12 Months Ended
Dec. 31, 2016
LAND USE RIGHT, NET

12. LAND USE RIGHT, NET

Gross carrying amount, accumulated amortization and net book value of land use right are as follows:

	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	US$
			(Note 3)
Land use right	85,160,348	85,160,348	12,265,641
Less: accumulated amortization	(16,807,962)	(18,728,872)	(2,697,518)

Net book value	68,352,386	66,431,476	9,568,123

Amortization charge for the years ended December 31, 2014, 2015 and 2016 amounted to RMB1.9 million, RMB1.9 million and RMB1.9 million (US$0.3 million), respectively. The land-use right was mortgaged for the convertible notes and bank borrowing in year 2015 (Note 21 and 22).